Notes Payable (Details) - USD ($)																						12 Months Ended
	Dec. 08, 2023	Sep. 29, 2023	Apr. 11, 2023	Nov. 29, 2022	Nov. 18, 2022	Sep. 15, 2022	Sep. 02, 2022	Aug. 18, 2022	Aug. 04, 2022	Jul. 27, 2022	Jul. 26, 2022	Jul. 21, 2022	Jul. 07, 2022	Jun. 09, 2022	May 26, 2022	May 23, 2022	May 10, 2022	Apr. 18, 2022	Apr. 06, 2022	Mar. 18, 2022	Dec. 30, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 16, 2022
Notes Payable (Details) [Line Items]
Derivative Liability, Current																						$ 4,685,675	$ 152,945
Proceeds from Issuance of Debt																						548,000	0
Derivative Liability																						$ 100,551
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																						$ 31.26
Warrants and Rights Outstanding																						$ 40,767
Gain (Loss) on Extinguishment of Debt																						515,964	164,837
Debt Related Commitment Fees and Debt Issuance Costs																						$ 0	$ 7,644,077
Debt Conversion, Converted Instrument, Shares Issued (in Shares)		181,606
Class of Warrant or Right, Outstanding (in Shares)																						40,767	673,208	672,334
Interest Expense, Debt																						$ 195,838	$ 1,615,591
Kishon Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other																	$ 159,259
Stock Issued During Period, Shares, Other (in Shares)																	12,741
Class of Warrant or Rights, Granted (in Shares)																	5,556
Derivative Liability, Current																	$ 27,793
Debt Instrument, Face Amount																	277,777
Proceeds from Issuance of Debt																	250,000
Debt Instrument, Unamortized Discount																	$ 138,492
Debt Instrument, Maturity Date																	Nov. 10, 2022
Debt Instrument, Interest Rate, Stated Percentage																	12.00%
Debt Instrument, Fee Amount																							15,000
Debt Instrument, Debt Default, Amount																						431,666	431,666
Interest Payable																						166,823	88,909
Finnegan Note 1 [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other																$ 3,240
Stock Issued During Period, Shares, Other (in Shares)																1,930
Debt Instrument, Face Amount																$ 47,059
Proceeds from Issuance of Debt																$ 40,000
Debt Instrument, Maturity Date																Nov. 20, 2022
Debt Instrument, Interest Rate, Stated Percentage																10.00%
Debt Instrument, Debt Default, Amount																						51,765	51,765
Interest Payable																						20,537	11,889
Warrants and Rights Outstanding																$ 2,000
Finnegan Note 1 [Member] | Warrants at $25.00 [Member]
Notes Payable (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares)																386
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																$ 25
Finnegan Note 2 [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other															$ 2,025
Stock Issued During Period, Shares, Other (in Shares)															242
Debt Instrument, Face Amount															$ 29,412
Proceeds from Issuance of Debt															$ 25,000
Debt Instrument, Maturity Date															Nov. 30, 2022
Debt Instrument, Interest Rate, Stated Percentage															10.00%
Debt Instrument, Debt Default, Amount																						32,353	32,353
Interest Payable																						12,705	7,341
Warrants and Rights Outstanding															$ 1,250
Finnegan Note 2 [Member] | Warrants at $25.00 [Member]
Notes Payable (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares)															242
Share Price (in Dollars per share)															$ 25
Schrier Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other													$ 1,000
Stock Issued During Period, Shares, Other (in Shares)													193
Class of Warrant or Rights, Granted (in Shares)													193
Debt Instrument, Face Amount													$ 23,259
Proceeds from Issuance of Debt													$ 20,000
Debt Instrument, Maturity Date													Jan. 08, 2023
Debt Instrument, Interest Rate, Stated Percentage													10.00%
Debt Instrument, Debt Default, Amount																							25,882
Interest Payable																							5,383
Warrants and Rights Outstanding													$ 820
Gain (Loss) on Extinguishment of Debt																						32,133
Schrier Note [Member] | Warrants at $25.00 [Member]
Notes Payable (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)													$ 25
Nommsen Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other											$ 2,350
Stock Issued During Period, Shares, Other (in Shares)											483
Debt Instrument, Face Amount											$ 58,823
Proceeds from Issuance of Debt											$ 50,000
Debt Instrument, Maturity Date											Nov. 30, 2022
Debt Instrument, Interest Rate, Stated Percentage											10.00%
Debt Instrument, Debt Default, Amount																							64,705
Interest Payable																							13,685
Warrants and Rights Outstanding											$ 1,850
Gain (Loss) on Extinguishment of Debt																						80,282
Nommsen Note [Member] | Warrants at $25.00 [Member]
Notes Payable (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares)											483
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)											$ 25
Caplan Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other										$ 2,350
Stock Issued During Period, Shares, Other (in Shares)										483
Debt Instrument, Face Amount										$ 58,823
Proceeds from Issuance of Debt										$ 50,000
Debt Instrument, Maturity Date										Jan. 21, 2023
Debt Instrument, Interest Rate, Stated Percentage										10.00%
Debt Instrument, Debt Default, Amount																							64,705
Interest Payable																							12,989
Warrants and Rights Outstanding										$ 1,850
Gain (Loss) on Extinguishment of Debt																						75,613
Caplan Note [Member] | Warrants at $25.00 [Member]
Notes Payable (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares)										483
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)										$ 25
Finnegan Note 3 [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other									$ 1,100
Stock Issued During Period, Shares, Other (in Shares)									242
Debt Instrument, Face Amount									$ 29,412
Proceeds from Issuance of Debt									$ 25,000
Debt Instrument, Maturity Date									Feb. 03, 2023
Debt Instrument, Interest Rate, Stated Percentage									10.00%
Debt Instrument, Debt Default, Amount																						32,353	32,353
Interest Payable																						11,714	6,350
Warrants and Rights Outstanding									$ 850
Finnegan Note 3 [Member] | Warrants at $25.00 [Member]
Notes Payable (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares)									242
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)									$ 25
Lightmas Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other							$ 2,640
Stock Issued During Period, Shares, Other (in Shares)							492
Debt Instrument, Face Amount							$ 60,000
Proceeds from Issuance of Debt							$ 51,000
Debt Instrument, Maturity Date							Nov. 30, 2022
Debt Instrument, Interest Rate, Stated Percentage							10.00%
Debt Instrument, Debt Default, Amount																							66,000
Gain (Loss) on Extinguishment of Debt																						81,301
Line of Credit Facility, Commitment Fee Amount																							13,325
Lewis Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other							$ 1,320
Stock Issued During Period, Shares, Other (in Shares)							246
Debt Instrument, Face Amount							$ 30,000
Proceeds from Issuance of Debt							$ 25,500
Debt Instrument, Maturity Date							Nov. 30, 2022
Debt Instrument, Interest Rate, Stated Percentage							10.00%
Debt Instrument, Debt Default, Amount																							33,000
Interest Payable																							6,663
Gain (Loss) on Extinguishment of Debt																						40,385
Goff Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other							$ 1,320
Stock Issued During Period, Shares, Other (in Shares)							246
Debt Instrument, Face Amount							$ 30,000
Proceeds from Issuance of Debt							$ 25,500
Debt Instrument, Maturity Date							Nov. 30, 2022
Debt Instrument, Interest Rate, Stated Percentage							10.00%
Debt Instrument, Debt Default, Amount																							33,000
Interest Payable																							6,663
Gain (Loss) on Extinguishment of Debt																						40,385
Hagan Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other							$ 4,715
Stock Issued During Period, Shares, Other (in Shares)							820
Debt Instrument, Face Amount							$ 100,000
Proceeds from Issuance of Debt							$ 85,000
Debt Instrument, Maturity Date							Dec. 10, 2022
Debt Instrument, Interest Rate, Stated Percentage							10.00%
Debt Instrument, Debt Default, Amount																							110,000
Interest Payable																							21,793
Gain (Loss) on Extinguishment of Debt																						135,114
AJB Capital Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other					$ 9,007
Stock Issued During Period, Shares, Other (in Shares)					91,328
Class of Warrant or Rights, Granted (in Shares)																				15,000
Derivative Liability, Current																				$ 106,608
Debt Instrument, Face Amount																				750,000
Proceeds from Issuance of Debt																				675,000
Debt Instrument, Unamortized Discount																				$ 349,914
Debt Instrument, Maturity Date																				Mar. 17, 2023
Debt Instrument, Interest Rate, Stated Percentage																				12.00%
Debt Instrument, Fee Amount																							15,000
Debt Instrument, Increase, Accrued Interest																							69,167
Debt Related Commitment Fees and Debt Issuance Costs			$ 800,800
Debt Conversion, Original Debt, Amount			2,032,800
Anson Investments Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other																			$ 322,500
Stock Issued During Period, Shares, Other (in Shares)																			25,800
Derivative Liability, Current																			$ 27,040
Debt Instrument, Face Amount																			562,500
Debt Instrument, Unamortized Discount																			$ 416,375
Debt Instrument, Interest Rate, Stated Percentage																			12.00%
Debt Instrument, Fee Amount																							15,000
Debt Instrument, Increase, Accrued Interest																							27,157
Debt Related Commitment Fees and Debt Issuance Costs			602,815
Debt Conversion, Original Debt, Amount			1,530,222
Class of Warrant or Right, Outstanding (in Shares)																			11,250
Payments to Acquire Debt Securities, Available-for-Sale																			$ 506,250
Debt Conversion, Converted Instrument, Expiration or Due Date																			Oct. 06, 2022
Anson East Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other																			$ 107,500
Stock Issued During Period, Shares, Other (in Shares)																			8,600
Derivative Liability, Current																			$ 9,014
Debt Instrument, Face Amount																			187,500
Debt Instrument, Unamortized Discount																			$ 147,290
Debt Instrument, Interest Rate, Stated Percentage																			12.00%
Debt Instrument, Fee Amount																							15,000
Debt Instrument, Increase, Accrued Interest																							9,552
Debt Related Commitment Fees and Debt Issuance Costs			207,763
Debt Conversion, Original Debt, Amount			527,398
Class of Warrant or Right, Outstanding (in Shares)																			3,750
Payments to Acquire Debt Securities, Available-for-Sale																			$ 168,750
Debt Conversion, Converted Instrument, Expiration or Due Date																			Oct. 06, 2022
GS Capital Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other																		$ 159,259
Stock Issued During Period, Shares, Other (in Shares)																		12,741
Class of Warrant or Rights, Granted (in Shares)																		5,556
Derivative Liability, Current																		$ 21,920
Debt Instrument, Face Amount																		277,777
Debt Instrument, Unamortized Discount																		162,158
Debt Instrument, Fee Amount																							15,000
Debt Instrument, Increase, Accrued Interest																							13,965
Debt Related Commitment Fees and Debt Issuance Costs			249,439
Debt Conversion, Original Debt, Amount																							$ 72,777
Payments to Acquire Debt Securities, Available-for-Sale																		$ 250,000
Debt Conversion, Converted Instrument, Expiration or Due Date																		Nov. 10, 2022
Debt Instrument, Unamortized Discount, Current																		$ 27,777
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																							$ 1.46
Bridge Notes [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount																						$ 548,000
Debt Instrument, Interest Rate, Stated Percentage																						10.00%
Interest Expense, Long-Term Debt																						$ 32,132
Extinguishment of Debt, Gain (Loss), Income Tax																						28,886
Notes Payable, Other Payables [Member]
Notes Payable (Details) [Line Items]
Interest Payable, Current																						374,376	$ 348,821
Howe Note1 [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Face Amount																					$ 1,000,000
Proceeds from Issuance of Debt																					$ 850,000
Debt Instrument, Unamortized Discount																								$ 0
Debt Instrument, Maturity Date																					Nov. 30, 2022
Debt Instrument, Interest Rate, Stated Percentage																					10.00%
Debt Instrument, Debt Default, Amount																							0	1,100,000
Interest Payable																							0	106,795
Warrants and Rights Outstanding																					$ 261,568
Interest Expense, Long-Term Debt																								106,795
Amortization of Debt Discount (Premium)																								511,568
Debt Instrument,Interest Amount																							168,761
Howe Note 2 [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other														$ 22,440
Stock Issued During Period, Shares, Other (in Shares)														2,460
Debt Instrument, Face Amount														$ 300,000
Proceeds from Issuance of Debt														$ 255,000
Debt Instrument, Unamortized Discount																								0
Debt Instrument, Maturity Date														Nov. 30, 2022
Debt Instrument, Interest Rate, Stated Percentage														10.00%
Debt Instrument, Debt Default, Amount																							0	330,000
Interest Payable																							0	18,888
Warrants and Rights Outstanding														$ 10,965
Interest Expense, Long-Term Debt																								18,888
Amortization of Debt Discount (Premium)																								108,405
Debt Instrument,Interest Amount																							50,362
Howe Note 2 [Member] | Warrants at $25.00 [Member]
Notes Payable (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares)														2,460
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)														$ 25
Howe Note 3 [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other												$ 12,495												0
Stock Issued During Period, Shares, Other (in Shares)												2,460
Class of Warrant or Rights, Granted (in Shares)												2,460
Debt Instrument, Face Amount												$ 300,000
Proceeds from Issuance of Debt												$ 255,000
Debt Instrument, Maturity Date												Nov. 30, 2022
Debt Instrument, Interest Rate, Stated Percentage												10.00%
Debt Instrument, Debt Default, Amount																							0	330,000
Interest Payable																							0	15,436
Warrants and Rights Outstanding												$ 9,945
Interest Expense, Long-Term Debt																								15,436
Amortization of Debt Discount (Premium)																								97,440
Debt Instrument,Interest Amount																							50,314
Howe Note 3 [Member] | Warrants at $25.00 [Member]
Notes Payable (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)												$ 25
Howe Note 4 [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other								$ 10,775
Stock Issued During Period, Shares, Other (in Shares)								1,640
Debt Instrument, Face Amount								$ 200,000
Proceeds from Issuance of Debt								$ 170,000
Debt Instrument, Unamortized Discount																								0
Debt Instrument, Maturity Date								Nov. 30, 2022
Debt Instrument, Interest Rate, Stated Percentage								10.00%
Debt Instrument, Debt Default, Amount																							0	220,000
Interest Payable																							0	8,756
Interest Expense, Long-Term Debt																								8,756
Amortization of Debt Discount (Premium)																								60,775
Debt Instrument,Interest Amount																							34,077
Howe Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Decrease, Forgiveness	$ 2,454,821
M Diamond Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other															$ 4,050
Stock Issued During Period, Shares, Other (in Shares)															483
Debt Instrument, Face Amount															$ 58,823
Proceeds from Issuance of Debt															$ 50,000
Debt Instrument, Maturity Date															Nov. 30, 2022
Debt Instrument, Interest Rate, Stated Percentage															10.00%
Debt Instrument, Debt Default, Amount																							64,706
Interest Payable																							14,682
Warrants and Rights Outstanding															$ 2,500
M Diamond Note [Member] | Warrants at $25.00 [Member]
Notes Payable (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares)															483
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)															$ 25
Dobbertin Note 1 [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other															$ 1,215
Stock Issued During Period, Shares, Other (in Shares)															145
Class of Warrant or Rights, Granted (in Shares)															145
Debt Instrument, Face Amount															$ 17,647
Proceeds from Issuance of Debt															$ 15,000
Debt Instrument, Maturity Date															Nov. 30, 2022
Debt Instrument, Interest Rate, Stated Percentage															10.00%
Debt Instrument, Debt Default, Amount																							19,412
Interest Payable																							4,405
Warrants and Rights Outstanding															$ 750
Dobbertin Note 1 [Member] | Warrants at $25.00 [Member]
Notes Payable (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)															$ 25
Lindstrom Note 1 [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other															$ 2,835
Stock Issued During Period, Shares, Other (in Shares)															338
Class of Warrant or Rights, Granted (in Shares)															338
Debt Instrument, Face Amount															$ 41,176
Proceeds from Issuance of Debt															$ 35,000
Debt Instrument, Maturity Date															Nov. 30, 2022
Debt Instrument, Interest Rate, Stated Percentage															10.00%
Debt Instrument, Debt Default, Amount																						45,294	45,294
Interest Payable																						$ 17,709	10,277
Warrants and Rights Outstanding															$ 1,750
Lindstrom Note 1 [Member] | Warrants at $25.00 [Member]
Notes Payable (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)															$ 25
Mitchell Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other							$ 3,124
Stock Issued During Period, Shares, Other (in Shares)							582
Debt Instrument, Face Amount							$ 71,000
Proceeds from Issuance of Debt							$ 60,350
Debt Instrument, Maturity Date							Nov. 30, 2022
Debt Instrument, Interest Rate, Stated Percentage							10.00%
Debt Instrument, Debt Default, Amount																							78,100
Interest Payable																							15,768
Leath Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other						$ 2,868
Stock Issued During Period, Shares, Other (in Shares)						410																18,052
Debt Instrument, Face Amount						$ 50,000
Proceeds from Issuance of Debt						$ 42,500
Debt Instrument, Maturity Date						Dec. 15, 2022
Debt Instrument, Interest Rate, Stated Percentage						10.00%
Debt Instrument, Debt Default, Amount																							55,000
Interest Payable																							10,757
November 29, 2022 Notes [Member]
Notes Payable (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares)				750
Debt Instrument, Unamortized Discount																								3,083
Debt Instrument, Maturity Date				May 28, 2023
Debt Instrument, Debt Default, Amount																								18,750
Interest Payable																						$ 4,839	5,903	164
Debt Conversion, Converted Instrument, Shares Issued (in Shares)		26,064
Debt Instrument, Convertible, Conversion Price (in Dollars per share)		$ 0.8
Amortization of Debt Discount (Premium)																								$ 667
Debt Instrument,Interest Amount																							11,967
Convertible Notes Payable																						$ 18,750	37,500
Notes Payable And Accrued Interest [Member] | Schrier Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares)																						8,614
Share Price (in Dollars per share)																						$ 4
Notes Payable And Accrued Interest [Member] | Nommsen Note [Member]
Notes Payable (Details) [Line Items]
Share Price (in Dollars per share)																						$ 4
Notes Payable And Accrued Interest [Member] | Caplan Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares)																						37,283
Share Price (in Dollars per share)																						$ 4
Notes Payable And Accrued Interest [Member] | Lightmas Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares)																						22,850
Share Price (in Dollars per share)																						$ 4
Notes Payable And Accrued Interest [Member] | Lewis Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares)																						12,409
Share Price (in Dollars per share)																						$ 4
Notes Payable And Accrued Interest [Member] | Goff Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares)																						12,409
Share Price (in Dollars per share)																						$ 4
Notes Payable And Accrued Interest [Member] | Hagan Note [Member]
Notes Payable (Details) [Line Items]
Share Price (in Dollars per share)																						$ 4
Notes Payable And Accrued Interest [Member] | M Diamond Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares)																						20,966
Notes Payable And Accrued Interest [Member] | Dobbertin Note 1 [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares)																						6,558
Notes Payable And Accrued Interest [Member] | Mitchell Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares)																						27,040
Notes Payable And Accrued Interest [Member] | Nommsen Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares)																						22,565
Premium on Notes Payable [Member] | Hagan Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares)																						37,977
Principal [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount																							57,138
Principal [Member] | AJB Capital Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount			750,000
Principal [Member] | Anson Investments Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount			562,500
Principal [Member] | Anson East Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount			187,500
Principal [Member] | GS Capital Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount			205,000
Default Penalty [Member] | AJB Capital Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount			375,000
Default Penalty [Member] | Anson Investments Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount			281,250
Default Penalty [Member] | Anson East Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount			93,750
Default Penalty [Member] | GS Capital Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount			138,889
Fees [Member] | AJB Capital Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount			15,000
Fees [Member] | Anson Investments Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount			15,000
Fees [Member] | Anson East Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount			15,000
Fees [Member] | GS Capital Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount			15,000																				57,140
Accrued Interest [Member] | AJB Capital Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount			92,000
Accrued Interest [Member] | Anson Investments Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount			68,657
Accrued Interest [Member] | Anson East Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount			23,385
Accrued Interest [Member] | GS Capital Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount																							8,679
Accrued Interest [Member] | Howe Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount	2,682
Accrued Interest [Member] | November 29, 2022 Notes [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount		$ 2,101
Accrued Interest [Member] | Faraz Naqvi [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares)																						5,782
Investment Incentive [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount			$ 1,371,846
Investment Incentive [Member] | November 29, 2022 Notes [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount		13,553
Convertible Notes Payable [Member] | Howe Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount	$ 18,750
Convertible Notes Payable [Member] | November 29, 2022 Notes [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount		$ 18,750
Minimum [Member] | Kishon Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																	10.00%
Minimum [Member] | AJB Capital Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																				10.00%
Minimum [Member] | Anson Investments Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																			10.00%
Minimum [Member] | Anson East Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																			10.00%
Minimum [Member] | GS Capital Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																		10.00%
Minimum [Member] | Bridge Notes [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																						10.00%
Maximum [Member] | GS Capital Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																		12.00%
Measurement Input, Default Rate [Member] | Kishon Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																	18.00%
Measurement Input, Default Rate [Member] | Finnegan Note 1 [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																18.00%
Measurement Input, Default Rate [Member] | Finnegan Note 2 [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage															18.00%
Measurement Input, Default Rate [Member] | Schrier Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage													18.00%
Measurement Input, Default Rate [Member] | Nommsen Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage											18.00%
Measurement Input, Default Rate [Member] | Caplan Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage										18.00%
Measurement Input, Default Rate [Member] | Dragon Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage														18.00%
Measurement Input, Default Rate [Member] | Lightmas Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							18.00%
Measurement Input, Default Rate [Member] | Lewis Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							18.00%
Measurement Input, Default Rate [Member] | Goff Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							18.00%
Measurement Input, Default Rate [Member] | Hagan Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							18.00%
Measurement Input, Default Rate [Member] | AJB Capital Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																				18.00%
Measurement Input, Default Rate [Member] | Anson Investments Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																			18.00%
Measurement Input, Default Rate [Member] | Anson East Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																			18.00%
Measurement Input, Default Rate [Member] | GS Capital Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																		18.00%
Measurement Input, Default Rate [Member] | Howe Note1 [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																					18.00%
Measurement Input, Default Rate [Member] | Howe Note 2 [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage														18.00%
Measurement Input, Default Rate [Member] | Howe Note 3 [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage												18.00%
Measurement Input, Default Rate [Member] | Howe Note 4 [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								18.00%
Measurement Input, Default Rate [Member] | M Diamond Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage															18.00%
Measurement Input, Default Rate [Member] | Dobbertin Note 1 [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage															18.00%
Measurement Input, Default Rate [Member] | Lindstrom Note 1 [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage															18.00%
Measurement Input, Default Rate [Member] | Mitchell Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																								18.00%
Measurement Input, Default Rate [Member] | Leath Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																									18.00%
Measurement Input, Default Rate [Member] | November 29, 2022 Notes [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				18.00%
Related Party [Member]
Notes Payable (Details) [Line Items]
Interest Payable																						$ 22,547	61,792
Interest Expense, Debt																						33,980
Interest Payable, Current																						22,547	61,792
Amortization of Debt Discount (Premium)																						$ 0	19,587
Original Issue Discount [Member] | Kishon Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Unamortized Discount																	$ 27,777
Original Issue Discount [Member] | AJB Capital Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Unamortized Discount																				$ 75,000
Original Issue Discount [Member] | Anson Investments Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Unamortized Discount																			$ 56,250
Original Issue Discount [Member] | Anson East Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Unamortized Discount																			$ 18,750
Default Penalty [Member] | Kishon Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Fee Amount																							138,889
Default Penalty [Member] | AJB Capital Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Fee Amount																							375,000
Default Penalty [Member] | Anson Investments Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Fee Amount																							281,250
Default Penalty [Member] | Anson East Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Fee Amount																							93,750
Default Penalty [Member] | GS Capital Note [Member]
Notes Payable (Details) [Line Items]
Debt Instrument, Fee Amount																							$ 138,889
Commitments [Member] | AJB Capital Note [Member]
Notes Payable (Details) [Line Items]
Stock Issued During Period, Value, Other																				$ 430,000
Stock Issued During Period, Shares, Other (in Shares)																				34,400
Series F Preferred Stock [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)		911	8,116
Series F Preferred Stock [Member] | AJB Capital Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)			2,033
Series F Preferred Stock [Member] | Anson Investments Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)			1,531
Series F Preferred Stock [Member] | Anson East Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)			528
Series F Preferred Stock [Member] | GS Capital Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount			$ 633,192
Debt Conversion, Converted Instrument, Shares Issued (in Shares)			634
Series F Preferred Stock [Member] | November 29, 2022 Notes [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount		$ 34,404
Debt Conversion, Converted Instrument, Shares Issued (in Shares)		34
Series F Preferred Stock [Member] | Premium on Notes Payable [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount		$ 41,412
Series F Preferred Stock [Member] | Default Penalty [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount			$ 888,889
Series F Preferred Stock [Member] | Fees [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount		10,000	60,000
Series F Preferred Stock [Member] | Accrued Interest [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount		84,187	365,012
Series F Preferred Stock [Member] | Accrued Interest [Member] | GS Capital Note [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount			24,864
Series F Preferred Stock [Member] | Accrued Interest [Member] | November 29, 2022 Notes [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount		2,101
Series F Preferred Stock [Member] | Investment Incentive [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount		360,385	$ 3,195,374
Series F Preferred Stock [Member] | Convertible Notes Payable [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount		414,118
Series F Preferred Stock [Member] | Convertible Notes Payable [Member] | November 29, 2022 Notes [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount		$ 18,750
Warrants at $25.00 [Member] | Howe Note1 [Member]
Notes Payable (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares)																					42,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																					$ 25
Warrants at $37.50 [Member] | Howe Note1 [Member]
Notes Payable (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares)																					42,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																					$ 37.5